Cover	Apr. 04, 2025
Cover [Abstract]
Entity Registrant Name	MANHATTAN SCIENTIFICS, INC.
Entity Central Index Key	0001099132
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 04, 2025
Entity File Number	000-28411
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-0460639
Entity Address Address Line 1	244 Fifth Avenue
Entity Address Address Line 2	Suite 2341
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	212
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	541-2405